Other Equity Matters (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Feb. 06, 2025	Jun. 30, 2026	Jun. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividend			$ 150.0
Preferred stock, redemption price per share (in dollars per share)		$ 25.00
Preferred Stock, Redemption Period		5 years
Preferred Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative dividends		$ 3.2
F
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, consideration received on transaction	$ 168.9
Payments for repurchase of preferred stock and preference stock	$ 6.1